BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details 3)	12 Months Ended
Dec. 31, 2025
Altovento SpA [Member]
Statement [Line Items]
Country	Chile	[1]
Description of functional currency	Chilean Pesos	[1]
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country	Canada
Description of functional currency	Canadian Dollar
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian Real
Arauco Empreendimentos Florestais MS Ltda. [Member]
Statement [Line Items]
Country	Brazil	[2]
Description of functional currency	Brazilian Real	[2]
Arauco Industria de Mexico S A de C V [Member]
Statement [Line Items]
Country	Mexico
Description of functional currency	Mexican Pesos
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian Real
Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian Real
Araucomex Servicios SA de CV [Member]
Statement [Line Items]
Country	Mexico
Description of functional currency	Mexican pesos
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country	Chile
Description of functional currency	Chilean Pesos
E2E SpA [Member]
Statement [Line Items]
Country	Chile
Description of functional currency	Chilean Pesos
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country	Argentina
Description of functional currency	Argentine Pesos
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian Real
Parque Eólico Girasol SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico El Jazmn SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico El Trbol SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Hortensias SpA [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Las Calas SpA [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Las Dalias SpA [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Las Fresias SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Lavanda SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Los Cardos SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Parque Eólico Tulipanes SpA. [Member]
Statement [Line Items]
Country	Chile	[3]
Description of functional currency	Chilean Pesos	[3]
Tecverde S.A. [Member]
Statement [Line Items]
Country	Brazil	[4]
Description of functional currency	Brazilian Real	[4]

[1]	Companies founded in June 2025.
[2]	Company founded in September 2025.
[3]	Companies acquired in April 2025.
[4]	Company changed its corporate name from “Tecverde Engenharia S.A.” to “Tecverde S.A.”